Portfolio of Investments April 30, 2025
JPC
(Unaudited)
PRINCIPAL /
SHARES DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 157.3% (99.4% of Total Investments)
2149702608
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 86 .0% ( 54 .4 % of Total
Investments) 2149702608
AUTOMOBILES & COMPONENTS - 0.9% (0.5% of Total Investments)
$ 14,869,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 13,839,288
8,014,000 (a) General Motors Financial Co Inc 5 .700 N/A 7,535,499
TOTAL AUTOMOBILES & COMPONENTS 21,374,787
BANKS - 34.6% (21.9% of Total Investments)
4,450,000 (a) Bank of America Corp 6 .300 N/A 4,453,805
45,134,000 (a) Bank of America Corp 6 .125 N/A 45,021,850
10,850,000 (a) Bank of America Corp 4 .375 N/A 10,396,215
39,863,000 (a) Bank of America Corp 6 .625 N/A 39,881,358
15,148,000 Bank of Montreal 7 .300 11/26/84 14,893,455
8,080,000 Bank of Montreal 7 .700 05/26/84 8,224,705
10,550,000 (b) Bank of Nova Scotia/The 8 .625 10/27/82 10,907,005
9,650,000 (b) Bank of Nova Scotia/The 8 .000 01/27/84 9,873,957
11,545,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 11,131,792
33,702,000 (a),(c) Citigroup Inc 7 .125 N/A 33,238,786
19,799,000 (a) Citigroup Inc 4 .000 N/A 19,361,524
9,291,000 (a) Citigroup Inc 7 .375 N/A 9,406,580
32,448,000 (a),(c) Citigroup Inc 7 .625 N/A 33,318,612
16,219,000 (a),(b) Citigroup Inc 7 .000 N/A 16,091,576
22,389,000 (a) Citigroup Inc 6 .250 N/A 22,456,246
10,740,000 (a) Citigroup Inc 4 .150 N/A 10,227,022
5,529,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .703 N/A 5,438,098
3,976,000 (a) Citizens Financial Group Inc 5 .650 N/A 3,946,087
9,515,000 (a) Citizens Financial Group Inc 4 .000 N/A 8,939,147
7,000,000 (a),(d) Citizens Financial Group Inc (TSFR3M + 3.265%) 7 .549 N/A 6,831,386
6,450,000 (a),(b),(e) Farm Credit Bank of Texas 6 .200 N/A 6,304,875
3,060,000 (a),(e) Farm Credit Bank of Texas 5 .700 N/A 3,031,952
1,225,000 (a) Fifth Third Bancorp 4 .500 N/A 1,209,650
16,256,000 (a),(d) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .594 N/A 15,916,074
18,714,000 (a),(b),(d) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 18,995,833
25,000,000 (a) Huntington Bancshares Inc/OH 4 .450 N/A 23,802,740
20,300,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 19,968,516
3,600,000 (b) JPMorgan Chase & Co 8 .750 09/01/30 4,241,001
59,179,000 (a),(c) JPMorgan Chase & Co 6 .875 N/A 60,959,999
13,830,000 (a) JPMorgan Chase & Co 3 .650 N/A 13,398,993
29,237,000 (a),(c) JPMorgan Chase & Co 6 .500 N/A 29,215,182
2,800,000 (a) KeyCorp 5 .000 N/A 2,706,250
8,000,000 (b) KeyCorp Capital III 7 .750 07/15/29 8,384,143
5,960,000 (a) M&T Bank Corp 3 .500 N/A 5,453,622
2,395,000 (a) M&T Bank Corp 5 .125 N/A 2,319,391
6,605,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 6,532,729
2,923,000 (a) PNC Financial Services Group Inc/The 5 .000 N/A 2,879,831
9,520,000 (a) PNC Financial Services Group Inc/The 3 .400 N/A 8,953,476
18,235,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 18,222,985
34,335,000 (a),(c) PNC Financial Services Group Inc/The 6 .250 N/A 33,780,321
5,855,000 (a) Regions Financial Corp 5 .750 N/A 5,832,831
32,700,000 Toronto-Dominion Bank/The 8 .125 10/31/82 33,798,229
67,724,000 (a),(c) Truist Financial Corp 6 .669 N/A 66,519,344
6,687,000 (a),(c) Truist Financial Corp 5 .100 N/A 6,402,472
4,465,000 (a) US Bancorp 5 .300 N/A 4,340,948
52,985,000 (a),(b),(c) Wells Fargo & Co 6 .850 N/A 53,562,962
7,295,000 (a) Wells Fargo & Co 7 .625 N/A 7,679,556
31,027,000 (a),(b) Wells Fargo & Co 3 .900 N/A 30,473,609
24,770,000 (b) Wells Fargo & Co 7 .950 11/15/29 27,778,210
20,133,000 (a) Wells Fargo & Co 5 .875 N/A 20,040,100
TOTAL BANKS 866,745,030

Portfolio of Investments April 30, 2025
(continued)
JPC

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.4% (0.9% of Total Investments)
$ 9,254,000 (a) Air Lease Corp 6 .000 % N/A $ 8,661,636
13,660,000 (a) Air Lease Corp 4 .650 N/A 13,229,364
4,837,000 (a) Air Lease Corp 4 .125 N/A 4,459,723
1,960,000 (e) ILFC E-Capital Trust I 6 .117 12/21/65 1,580,815
8,474,000 (e) ILFC E-Capital Trust I 6 .367 12/21/65 7,007,634
TOTAL CAPITAL GOODS 34,939,172
ENERGY - 6.1% (3.8% of Total Investments)
22,395,000 (c) Enbridge Inc 5 .750 07/15/80 21,464,094
17,110,000 Enbridge Inc 7 .625 01/15/83 17,451,858
2,798,000 Enbridge Inc 5 .500 07/15/77 2,676,694
38,512,000 (c) Enbridge Inc 8 .500 01/15/84 41,511,700
2,550,000 (a) Energy Transfer LP 6 .625 N/A 2,448,044
18,259,000 (a) Energy Transfer LP 7 .125 N/A 17,993,485
6,615,000 (a) Energy Transfer LP 6 .500 N/A 6,569,313
4,990,000 (b) Energy Transfer LP 8 .000 05/15/54 5,179,321
7,362,000 (b),(e) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 7,236,263
3,490,000 (b) Transcanada Trust 5 .875 08/15/76 3,439,159
2,468,000 Transcanada Trust 5 .500 09/15/79 2,341,351
16,135,000 Transcanada Trust 5 .600 03/07/82 14,887,509
9,892,000 (a),(e) Venture Global LNG Inc 9 .000 N/A 8,502,519
TOTAL ENERGY 151,701,310
FINANCIAL SERVICES - 16.3% (10.2% of Total Investments)
22,551,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 22,644,744
18,100,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 17,576,787
12,644,000 (a) Ally Financial Inc 4 .700 N/A 11,615,983
14,240,000 (a),(b) Ally Financial Inc 4 .700 N/A 12,049,038
8,050,000 (a),(e) American AgCredit Corp 5 .250 N/A 7,526,750
24,688,000 (a),(c) American Express Co 3 .550 N/A 23,622,291
22,600,000 (a),(c) Bank of New York Mellon Corp/The 3 .750 N/A 21,361,882
4,778,000 (a) Bank of New York Mellon Corp/The 4 .700 N/A 4,744,425
3,015,000 (a),(e) Capital Farm Credit ACA 5 .000 N/A 2,924,551
17,115,000 (a),(b) Capital One Financial Corp 3 .950 N/A 16,256,164
41,640,000 (a),(c) Charles Schwab Corp/The 4 .000 N/A 40,323,697
20,020,000 (a),(b) Charles Schwab Corp/The 5 .375 N/A 19,953,674
1,350,000 (a),(e) Compeer Financial ACA 4 .875 N/A 1,282,500
3,989,000 (b) Corebridge Financial Inc 6 .875 12/15/52 4,033,246
6,446,000 (a) Discover Financial Services 6 .125 N/A 6,434,324
1,610,000 (a) Discover Financial Services 5 .500 N/A 1,538,641
27,937,000 (a) Goldman Sachs Group Inc/The 7 .379 N/A 27,997,232
8,120,000 (a) Goldman Sachs Group Inc/The 5 .300 N/A 8,044,011
23,482,000 (a),(b) Goldman Sachs Group Inc/The 6 .850 N/A 23,159,469
25,062,000 (a) Goldman Sachs Group Inc/The 6 .125 N/A 23,629,261
30,394,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 30,994,677
32,355,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 33,501,402
16,795,000 (a) State Street Corp 6 .700 N/A 16,854,286
27,956,000 (a),(c) Voya Financial Inc 7 .758 N/A 28,348,922
TOTAL FINANCIAL SERVICES 406,417,957
FOOD, BEVERAGE & TOBACCO - 2.4% (1.5% of Total Investments)
10,855,000 (a),(e) Dairy Farmers of America Inc 7 .125 N/A 10,203,700
30,110,000 (a),(c),(e) Land O' Lakes Inc 8 .000 N/A 27,701,086
16,840,000 (a),(e) Land O' Lakes Inc 7 .250 N/A 13,977,200
9,260,000 (a),(e) Land O' Lakes Inc 7 .000 N/A 7,570,050
TOTAL FOOD, BEVERAGE & TOBACCO 59,452,036
HEALTH CARE EQUIPMENT & SERVICES - 0.4% (0.3% of Total Investments)
6,678,000 (b) CVS Health Corp 6 .750 12/10/54 6,633,033
3,792,000 (b) CVS Health Corp 7 .000 03/10/55 3,835,792
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,468,825

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
INSURANCE - 11.8% (7.5% of Total Investments)
$ 1,895,000 Aegon Ltd 5 .500% 04/11/48 $ 1,880,433
9,010,000 (b) American International Group Inc 5 .750 04/01/48 8,879,668
17,894,000 (b) Assurant Inc 7 .000 03/27/48 17,807,684
14,909,000 (e) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 13,720,959
3,725,000 (b) AXIS Specialty Finance LLC 4 .900 01/15/40 3,542,736
19,473,000 (b) Corebridge Financial Inc 6 .375 09/15/54 18,760,625
14,208,000 (b) Enstar Finance LLC 5 .500 01/15/42 13,630,149
8,444,000 (e) Enstar Group Ltd 7 .500 04/01/45 8,467,390
2,670,000 (e) Fidelis Insurance Holdings Ltd 6 .625 04/01/41 2,657,544
19,860,000 (b),(e) Liberty Mutual Group Inc 7 .800 03/15/37 22,235,826
2,215,000 (a) MetLife Inc 5 .875 N/A 2,241,257
43,519,000 (b),(e) MetLife Inc 9 .250 04/08/38 50,454,841
3,000,000 MetLife Inc 10 .750 08/01/39 3,908,232
20,900,000 (b),(e) MetLife Inc 7 .875 12/15/37 22,533,439
9,417,000 (b) MetLife Inc 6 .350 03/15/55 9,354,800
10,160,000 (a) MetLife Inc 3 .850 N/A 10,032,967
31,538,000 (b) Nationwide Financial Services Inc 6 .750 05/15/37 30,420,527
13,185,000 PartnerRe Finance B LLC 4 .500 10/01/50 12,130,207
8,238,000 Provident Financing Trust I 7 .405 03/15/38 8,694,024
7,770,000 (b) Prudential Financial Inc 6 .500 03/15/54 7,794,391
2,890,000 Prudential Financial Inc 5 .125 03/01/52 2,716,117
3,000,000 Prudential Financial Inc 6 .000 09/01/52 2,982,459
11,975,000 (a),(e) SBL Holdings Inc 7 .000 N/A 11,311,462
11,535,000 (a),(e) SBL Holdings Inc 6 .500 N/A 10,094,287
TOTAL INSURANCE 296,252,024
MEDIA & ENTERTAINMENT - 0.5% (0.3% of Total Investments)
7,694,000 (a),(b),(e) Farm Credit Bank of Texas 7 .750 N/A 7,972,384
4,065,000 Paramount Global 6 .375 03/30/62 3,910,227
TOTAL MEDIA & ENTERTAINMENT 11,882,611
TELECOMMUNICATION SERVICES - 2.2% (1.4% of Total Investments)
12,777,000 (b) Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 12,679,143
15,291,000 (b) Rogers Communications Inc 7 .125 04/15/55 15,235,561
24,020,000 Vodafone Group PLC 7 .000 04/04/79 24,679,319
2,315,000 Vodafone Group PLC 4 .125 06/04/81 2,056,663
TOTAL TELECOMMUNICATION SERVICES 54,650,686
UTILITIES - 9.4% (6.1% of Total Investments)
4,975,000 (b),(e) AES Andes SA 8 .150 06/10/55 5,069,520
5,916,000 (b) AES Corp/The 7 .600 01/15/55 5,845,379
6,156,000 (b),(e) AltaGas Ltd 7 .200 10/15/54 6,012,051
8,859,000 American Electric Power Co Inc 3 .875 02/15/62 8,321,870
8,809,000 (b) CMS Energy Corp 6 .500 06/01/55 8,588,255
11,200,000 (b) CMS Energy Corp 3 .750 12/01/50 9,686,072
6,029,000 (b) Dominion Energy Inc 7 .000 06/01/54 6,259,633
7,773,000 (b) Duke Energy Corp 6 .450 09/01/54 7,789,339
6,470,000 (b) Edison International 8 .125 06/15/53 6,160,367
4,117,000 Edison International 7 .875 06/15/54 3,854,766
5,684,000 (a) Edison International 5 .375 N/A 5,327,577
4,680,000 (a) Edison International 5 .000 N/A 4,140,140
41,756,000 (b) Emera Inc 6 .750 06/15/76 41,812,517
16,384,000 (b) Entergy Corp 7 .125 12/01/54 16,473,047
10,092,000 (b) EUSHI Finance Inc 7 .625 12/15/54 10,136,980
13,706,000 (b) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 13,845,621
6,412,000 (b) PG&E Corp 7 .375 03/15/55 6,224,707
8,976,000 Sempra 4 .125 04/01/52 8,224,852
12,480,000 (b) Sempra 6 .550 04/01/55 11,364,029
13,190,000 (a) Sempra 4 .875 N/A 13,014,351
6,440,000 Southern Co/The 4 .000 01/15/51 6,345,511
15,732,000 (a),(e) Vistra Corp 8 .875 N/A 16,553,630
1,745,000 (a),(e) Vistra Corp 7 .000 N/A 1,762,268

Portfolio of Investments April 30, 2025
(continued)
JPC

PRINCIPAL/
SHARES DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 12,725,000 (a),(e) Vistra Corp 8 .000 % N/A $ 13,005,688
TOTAL UTILITIES 235,818,170
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $2,157,493,653) 2,149,702,608
SHARES DESCRIPTION RATE VALUE
345345070 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 13 .8% ( 8 .7 % of Total Investments) 345345070
BANKS - 2.3% (1.4% of Total Investments)
304,913 Fifth Third Bancorp 8 .296 7,787,478
825,668 KeyCorp 6 .125 20,856,374
659,461 KeyCorp 6 .200 16,176,578
517,064 Regions Financial Corp 5 .700 11,902,813
TOTAL BANKS 56,723,243
CAPITAL GOODS - 0.2% (0.2% of Total Investments)
218,500 WESCO International Inc 10 .625 5,556,455
TOTAL CAPITAL GOODS 5,556,455
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2% (0.1% of Total Investments)
85,181 Prologis Inc 8 .540 4,602,329
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,602,329
FINANCIAL SERVICES - 4.8% (3.0% of Total Investments)
582,225 Bank of New York Mellon Corp/The 6 .150 14,625,492
146,670 Capital One Financial Corp 5 .000 2,741,262
102,771 Equitable Holdings Inc 4 .300 1,689,555
381,058 Equitable Holdings Inc 5 .250 7,621,160
116,785 Morgan Stanley 6 .375 2,835,540
631,349 Morgan Stanley 7 .125 15,909,995
842,201 Morgan Stanley 5 .850 19,117,963
774,375 Morgan Stanley 6 .625 19,467,787
79,400 Morgan Stanley 6 .500 1,992,146
746,004 Morgan Stanley 6 .875 18,724,700
144,314 Synchrony Financial 5 .625 2,625,072
494,554 Voya Financial Inc 5 .350 12,002,826
TOTAL FINANCIAL SERVICES 119,353,498
FOOD, BEVERAGE & TOBACCO - 1.6% (1.0% of Total Investments)
117,770 CHS Inc 7 .875 3,097,351
577,198 CHS Inc 7 .100 14,574,250
711,041 CHS Inc 6 .750 17,399,173
56,400 (e) Dairy Farmers of America Inc 7 .875 5,372,100
TOTAL FOOD, BEVERAGE & TOBACCO 40,442,874
INSURANCE - 4.1% (2.6% of Total Investments)
437,400 American National Group Inc 7 .375 10,900,008
434,249 American National Group Inc 6 .625 10,925,705
124,080 Aspen Insurance Holdings Ltd 5 .625 2,294,239
319,325 Aspen Insurance Holdings Ltd 7 .125 7,529,684
96,786 Assurant Inc 5 .250 1,887,327
621,947 Athene Holding Ltd 6 .375 15,579,772
206,658 Athene Holding Ltd 7 .750 5,189,182
876,205 Athene Holding Ltd 6 .350 20,538,245
80,000 Axis Capital Holdings Ltd 5 .500 1,628,800
63,400 Delphi Financial Group Inc 7 .775 1,529,525
342,645 Enstar Group Ltd 7 .000 7,305,192
90,695 Maiden Holdings North America Ltd 7 .750 1,578,093
335,932 Reinsurance Group of America Inc 5 .750 8,314,317
207,319 Reinsurance Group of America Inc 7 .125 5,323,952
88,536 Selective Insurance Group Inc 4 .600 1,517,507
TOTAL INSURANCE 102,041,548
TELECOMMUNICATION SERVICES - 0.5% (0.3% of Total Investments)
686,314 (b) AT&T Inc 4 .750 13,081,145
TOTAL TELECOMMUNICATION SERVICES 13,081,145

SHARES DESCRIPTION RATE VALUE
UTILITIES - 0.1% (0.1% of Total Investments)
154,489 NextEra Energy Capital Holdings Inc 5 .650% $ 3,543,978
TOTAL UTILITIES 3,543,978
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $363,048,854) 345,345,070
SHARES DESCRIPTION VALUE
3,492 COMMON STOCKS - 0 .0% ( 0 .0 % of Total Investments) 3,492
MATERIALS - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A 3,492
TOTAL MATERIALS 3,492
TOTAL COMMON STOCKS
(Cost $0) 3,492
SHARES DESCRIPTION RATE VALUE
20728536 CONVERTIBLE PREFERRED SECURITIES - 0 .8% ( 0 .5 % of Total Investments) 20728536
BANKS - 0.8% (0.5% of Total Investments)
5,849 Bank of America Corp 7 .250 6,843,798
11,949 Wells Fargo & Co 7 .500 13,884,738
TOTAL BANKS 20,728,536
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,885,225) 20,728,536
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1363866192 CORPORATE BONDS - 54 .6% ( 34 .5 % of Total Investments) 1363866192
BANKS - 45.2% (28.5% of Total Investments)
$ 4,825,000 (a),(c),(e),(f) Australia & New Zealand Banking Group Ltd/United Kingdom 6 .750 N/A 4,878,519
12,400,000 (a),(b),(f) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 12,135,155
34,227,000 (a),(f) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 36,862,582
17,520,000 (a),(b),(f) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 16,838,992
23,940,300 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 23,871,888
5,440,000 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 5,316,503
3,120,000 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 3,087,327
33,600,000 (a),(f) Banco Santander SA 8 .000 N/A 34,331,951
44,600,000 (a),(f) Banco Santander SA 9 .625 N/A 50,384,219
9,505,000 (a),(f) Banco Santander SA 4 .750 N/A 8,966,718
10,405,000 (a),(b),(f) Barclays PLC 7 .625 N/A 9,953,919
74,337,000 (a),(b),(f) Barclays PLC 9 .625 N/A 81,150,729
27,554,000 (a),(f) Barclays PLC 8 .000 N/A 28,149,688
10,317,000 (a),(f) Barclays PLC 6 .125 N/A 10,256,747
47,851,000 (a),(e),(f) BNP Paribas SA 7 .750 N/A 49,185,517
7,595,000 (a),(e),(f) BNP Paribas SA 7 .000 N/A 7,596,344
33,437,000 (a),(e),(f) BNP Paribas SA 8 .500 N/A 34,850,817
10,656,000 (a),(e),(f) BNP Paribas SA 7 .375 N/A 10,531,842
28,795,000 (a),(b),(e),(f) BNP Paribas SA 9 .250 N/A 30,296,400
38,609,000 (a),(e),(f) BNP Paribas SA 8 .000 N/A 39,864,140
4,466,000 (a),(f) Credit Agricole SA, Reg S 8 .125 N/A 4,521,119
37,831,000 (a),(e),(f) Credit Agricole SA 6 .700 N/A 35,822,840
45,870,000 (a),(b),(e),(f) Credit Agricole SA 8 .125 N/A 46,436,127
33,320,000 (a),(b),(f) HSBC Holdings PLC 6 .000 N/A 32,891,378
10,713,000 (a),(f) HSBC Holdings PLC 6 .500 N/A 10,638,397
12,590,000 (a),(f) HSBC Holdings PLC 6 .950 N/A 12,326,944
20,269,000 (a),(f) HSBC Holdings PLC 6 .875 N/A 20,101,108
42,501,000 (a),(b),(f) HSBC Holdings PLC 6 .950 N/A 41,437,021
33,211,000 (a),(f) HSBC Holdings PLC 8 .000 N/A 34,493,144
37,748,000 (a),(f) ING Groep NV, Reg S 7 .500 N/A 38,219,850
30,760,000 (a),(f) ING Groep NV 5 .750 N/A 30,257,209
32,590,000 (a),(e),(f) Intesa Sanpaolo SpA 7 .700 N/A 32,691,428
21,165,000 (a),(f) Lloyds Banking Group PLC 7 .500 N/A 21,099,899
44,473,000 (a),(f) Lloyds Banking Group PLC 8 .000 N/A 45,591,941
8,293,000 (a),(f) Lloyds Banking Group PLC 6 .750 N/A 7,769,539

Portfolio of Investments April 30, 2025
(continued)
JPC

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 9,005,000 (a),(e),(f) Macquarie Bank Ltd/London 6 .125 % N/A $ 8,961,064
34,286,000 (a),(b),(f) NatWest Group PLC 8 .125 N/A 35,408,489
14,570,000 (a),(f) NatWest Group PLC 7 .300 N/A 14,008,785
23,805,000 (a),(c),(f) NatWest Group PLC 8 .000 N/A 23,867,988
10,450,000 (a),(f) NatWest Group PLC 6 .000 N/A 10,385,630
12,501,000 (a),(e),(f) Nordea Bank Abp 6 .625 N/A 12,504,225
17,000,000 (a),(e),(f) Nordea Bank Abp 6 .300 N/A 16,194,674
8,430,000 (a),(e),(f) Societe Generale SA 8 .500 N/A 8,506,443
33,667,000 (a),(e),(f) Societe Generale SA 10 .000 N/A 36,202,563
14,545,000 (a),(e),(f) Societe Generale SA 9 .375 N/A 15,214,590
7,585,000 (a),(e),(f) Standard Chartered PLC 7 .750 N/A 7,716,812
3,046,000 (a),(e),(f) Standard Chartered PLC 6 .000 N/A 3,039,702
24,100,000 (a),(c),(e) Standard Chartered PLC 7 .014 N/A 24,358,834
TOTAL BANKS 1,129,177,740
ENERGY - 0.1% (0.1% of Total Investments)
1,900,000 Enbridge Inc 8 .250 01/15/84 1,971,206
TOTAL ENERGY 1,971,206
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6% (0.4% of Total Investments)
16,100,000 (b),(e) Scentre Group Trust 2 5 .125 09/24/80 15,722,123
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,722,123
FINANCIAL SERVICES - 7.8% (4.9% of Total Investments)
18,750,000 (g) Credit Suisse Group AG 0 .000 01/17/72 2,109,375
9,090,000 (g) Credit Suisse Group AG 6 .380 02/21/72 1,022,625
10,229,000 (g) Credit Suisse Group AG 7 .250 03/12/72 1,150,763
13,505,000 (g) Credit Suisse Group AG 7 .500 06/11/72 1,519,313
8,455,000 (g) Credit Suisse Group AG 7 .500 01/17/72 951,188
30,215,000 (a),(f) Deutsche Bank AG 6 .000 N/A 29,590,670
9,400,000 (a),(f) Deutsche Bank AG, Reg S 4 .789 N/A 9,306,000
18,000,000 (a),(b),(e),(f) UBS Group AG 4 .875 N/A 17,209,564
46,572,000 (a),(e),(f) UBS Group AG 9 .250 N/A 52,057,716
23,385,000 (a),(e),(f) UBS Group AG 9 .250 N/A 25,267,305
13,310,000 (a),(e),(f) UBS Group AG 7 .750 N/A 13,616,689
41,023,000 (a),(f) UBS Group AG, Reg S 6 .875 N/A 41,023,000
TOTAL FINANCIAL SERVICES 194,824,208
INSURANCE - 0.9% (0.6% of Total Investments)
6,150,000 (b),(e) Liberty Mutual Insurance Co 7 .697 10/15/97 6,855,561
10,126,000 (a),(f) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 10,312,410
5,000,000 QBE Insurance Group Ltd, Reg S 5 .875 06/17/46 5,002,944
TOTAL INSURANCE 22,170,915
TOTAL CORPORATE BONDS
(Cost $1,402,590,738) 1,363,866,192
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
50771552 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2 .1% ( 1 .3 % of Total Investments) 50771552
15,425,000 (b) CoBank ACB 7 .125 01/01/74 15,725,217
14,700,000 (b) CoBank ACB 6 .450 01/01/74 14,622,900
4,883,000 CoBank ACB 7 .250 07/01/73 4,886,291
15,688,000 CoBank ACB 6 .250 10/01/73 15,537,144
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $50,855,597) 50,771,552
TOTAL LONG-TERM INVESTMENTS
(Cost $3,998,874,067) 3,930,417,450

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.0%(0.6% of Total Investments)
25342638 REPURCHASE AGREEMENTS - 1 .0% ( 0 .6 % of Total Investments) 25342638
$ 24,575,000 (h) Fixed Income Clearing Corporation 4 .320% 05/01/25 $ 24,575,000
767,638 (i) Fixed Income Clearing Corporation 1 .360 05/01/25 767,638
TOTAL REPURCHASE AGREEMENTS
(Cost $25,342,638) 25,342,638
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,342,638) 25,342,638
TOTAL INVESTMENTS - 158 .3%
(Cost $ 4,024,216,705 ) 3,955,760,088
BORROWINGS - (24.0)% (j),(k) (599,000,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (24.9)%(l) (622,695,765)
TFP SHARES, NET - (16.7)%(m) (418,589,422)
OTHER ASSETS & LIABILITIES, NET -  7.3% 183,569,376
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,499,044,277
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $920,313,880 have been pledged as collateral for reverse repurchase agreements.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $512,869,563.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $889,930,841 or 22.5% of Total Investments.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 32.9% of Total Investments.
(g) For fair value measurement disclosure purposes, investment classified as Level 3.
(h) Agreement with Fixed Income Clearing Corporation, 4.320% dated 4/30/25 to be repurchased at $24,577,949 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 8/15/39, valued at $25,066,509.
(i) Agreement with Fixed Income Clearing Corporation, 1.360% dated 4/30/25 to be repurchased at $767,667 on 5/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $783,067.
(j) Borrowings as a percentage of Total Investments is 15.1%.
(k) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,407,706,671 have been pledged as collateral for borrowings.
(l) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 15.7%.
(m) TFP Shares, Net as a percentage of Total Investments is 10.6%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,617 6/25 $
175,936,414
$ 181,457,719 $ 5,521,305
U.S. Treasury Ultra Bond 139 6/25 16,567,355 16,823,344 255,989
Total $192,503,769 $198,281,063 $5,777,294
Interest Rate Swaps - OTC Uncleared

Portfolio of Investments April 30, 2025
(continued)
JPC

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date
Notional
Amount (b) Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services,
LLC Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 798,500,000 $ 4,917,971 $ 4,917,971
Morgan Stanley
Capital Services,
LLC Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/26 7/01/28 138,000,000 1,896,248 1,896,248
Total $ 6,814,219
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,149,702,608 $ – $ 2,149,702,608
$25 Par (or similar) Retail Preferred 345,345,070 – – 345,345,070
Common Stocks 3,492 – – 3,492
Convertible Preferred Securities 20,728,536 – – 20,728,536
Corporate Bonds – 1,357,112,928 6,753,264 1,363,866,192
U.S. Government and Agency Obligations – 50,771,552 – 50,771,552
Short-Term Investments:
Repurchase Agreements – 25,342,638 – 25,342,638
Investments in Derivatives:
Futures Contracts* 5,777,294 – – 5,777,294
Interest Rate Swaps* – 6,814,219 – 6,814,219
Total $ 371,854,392 $ 3,589,743,945 $ 6,753,264 $ 3,968,351,601
* Represents net unrealized appreciation (depreciation).